INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of income tax [Line Items]
Amount before tax			$ (519,807)	$ 148,987	$ 666,563
Current tax (expense) income			372,715	(12,657)	31,769
Deferred tax expense (income) credited (charged) to OCI			(62,659)	(60,960)	(396,125)
Total other comprehensive income	$ (64.5)		(209,751)	75,370	302,207
Foreign Currency Translation Of Net Investments In Foreign Operations [Member]
Disclosure of income tax [Line Items]
Amount before tax			(299,804)	(91,497)	(125,161)
Current tax (expense) income				(12,657)	8,204
Deferred tax expense (income) credited (charged) to OCI			(16,006)	956
Total other comprehensive income			(315,810)	(103,198)	(116,957)
Cash Flow Hedgings [Member]
Disclosure of income tax [Line Items]
Amount before tax			(19,789)	(2,340)	17,967
Deferred tax expense (income) credited (charged) to OCI			6,697	969
Total other comprehensive income			(13,092)	(1,371)	17,967
Equity Financial Instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax			(134,084)	57,245	34,509
Deferred tax expense (income) credited (charged) to OCI			(5,891)	(720)	40,735
Total other comprehensive income			(139,975)	56,525	75,244
Debt Financial Instruments [Member]
Disclosure of income tax [Line Items]
Amount before tax			(107,084)	284,480	948,212
Deferred tax expense (income) credited (charged) to OCI			11,554	(69,743)	(263,763)
Total other comprehensive income			(95,530)	214,737	684,449
Actuarial Gains Losses From Defined Benefit Pension Plans [Member]
Disclosure of income tax [Line Items]
Amount before tax			18,013	(100,232)	(41,228)
Deferred tax expense (income) credited (charged) to OCI			(7,191)	24,081	14,383
Total other comprehensive income			10,822	(76,151)	(26,845)
Hedging Of Net Investments In Foreign Subsidiaries Operations [Member]
Disclosure of income tax [Line Items]
Amount before tax			1,124,732	(47,197)	(475,000)
Total other comprehensive income			1,124,732	(47,197)	(475,000)
Hedging Derivatives In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Amount before tax			(547,310)	16,832	291,506
Current tax (expense) income			372,715		47,419
Deferred tax expense (income) credited (charged) to OCI			(227,807)	(5,554)	(187,480)
Total other comprehensive income			(402,402)	11,278	151,445
Hedging Financial Liabilities In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Amount before tax			(576,881)	30,568	35,819
Current tax (expense) income					(23,854)
Deferred tax expense (income) credited (charged) to OCI			176,378	(11,065)
Total other comprehensive income			(400,503)	19,503	11,965
Investment In Associates And Joint Ventures [Member]
Disclosure of income tax [Line Items]
Amount before tax			22,400	1,128	(20,061)
Deferred tax expense (income) credited (charged) to OCI			(393)	116
Total other comprehensive income			$ 22,007	$ 1,244	$ (20,061)

[1]	See note 2.4, “convenience translation into U.S. dollars”.